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TYPE						13F-HR
PERIOD						03/31/05
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	April 12, 2005

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100    16555 355100.00SH       SOLE                355100.00
Adobe Systems Inc              COM              00724f101     2929 43600.00 SH       SOLE                 43600.00
Air Products & Chemicals Inc   COM              009158106    23939 378250.00SH       SOLE                378250.00
American International Group   COM              026874107     1468 26501.00 SH       SOLE                 26501.00
Amgen Inc                      COM              031162100     3519 60450.00 SH       SOLE                 60450.00
Analog Devices                 COM              032654105     1587 43900.00 SH       SOLE                 43900.00
Apple Computer                 COM              037833100    20924 502130.00SH       SOLE                502130.00
Archstone Communities Trust    COM              039583109      273  8000.00 SH       SOLE                  8000.00
Autodesk Inc                   COM              052769106    21335 716900.00SH       SOLE                716900.00
Bank of America Corp           COM              060505104    16436 372700.00SH       SOLE                372700.00
Bard (C.R.) Inc                COM              067383109    22848 335600.00SH       SOLE                335600.00
Bausch & Lomb Inc.             COM              071707103    16650 227150.00SH       SOLE                227150.00
Brunswick Corp                 COM              117043109    14772 315300.00SH       SOLE                315300.00
Burlington Northern   Santa Fe COM              12189T104    19082 353825.00SH       SOLE                353825.00
CVS Corp                       COM              126650100     5388 102400.00SH       SOLE                102400.00
Citigroup Inc                  COM              172967101     1773 39450.00 SH       SOLE                 39450.00
Clorox Company                 COM              189054109    21631 343400.00SH       SOLE                343400.00
Coach Inc                      COM              189754104     2311 40800.00 SH       SOLE                 40800.00
Comcast Corp - Cl A            COM              20030n101     4369 129350.00SH       SOLE                129350.00
ConAgra Foods Inc              COM              205887102    16615 614925.00SH       SOLE                614925.00
Conocophillips                 COM              20825C104    31308 290320.00SH       SOLE                290320.00
Disney (Walt) Co               COM              254687106    27487 956730.00SH       SOLE                956730.00
Dominion Resources, Inc. - VA  COM              25746U109    11445 153765.00SH       SOLE                153765.00
Dow Chemical                   COM              260543103    18661 374350.00SH       SOLE                374350.00
EMC Corp/Mass                  COM              268648102     1444 117200.00SH       SOLE                117200.00
Estee Lauder Companies - Cl A  COM              518439104     5508 122450.00SH       SOLE                122450.00
Exelon Corporation             COM              30161N101    17597 383450.00SH       SOLE                383450.00
Exxon Mobil Corporation        COM              30231G102      819 13750.00 SH       SOLE                 13750.00
Fedex Corp                     COM              31428x106     6797 72350.00 SH       SOLE                 72350.00
Flextronics Inc                COM              Y2573F102     3219 267400.00SH       SOLE                267400.00
General Electric Co            COM              369604103    27796 770830.00SH       SOLE                770830.00
Genzyme Corp - Genl Division   COM              372917104     4954 86550.00 SH       SOLE                 86550.00
Gilead Sciences Inc            COM              375558103     5762 160950.00SH       SOLE                160950.00
Gillette Co.                   COM              375766102      785 15550.00 SH       SOLE                 15550.00
HRPT Properties Trust          COM              40426W101      271 22750.00 SH       SOLE                 22750.00
Harrah's Entertainment Inc.    COM              413619107     3749 58050.00 SH       SOLE                 58050.00
Hartford Financial Services    COM              416515104    16937 247035.00SH       SOLE                247035.00
Honeywell International        COM              438516106    14701 395080.00SH       SOLE                395080.00
ITT Industries Inc             COM              450911102    20227 224150.00SH       SOLE                224150.00
Intel Corp                     COM              458140100     2164 93140.00 SH       SOLE                 93140.00
International Business Machine COM              459200101    26347 288325.00SH       SOLE                288325.00
Jabil Circuit Inc              COM              466313103     1463 51300.00 SH       SOLE                 51300.00
Johnson & Johnson              COM              478160104    26523 394920.00SH       SOLE                394920.00
Juniper Networks Inc           COM              48203R104     1214 55050.00 SH       SOLE                 55050.00
KeySpan Corporation            COM              49337w100     2252 57800.00 SH       SOLE                 57800.00
Kimberly-Clark Corp            COM              494368103      611  9300.00 SH       SOLE                  9300.00
L-3 Communications Holdings    COM              502424104    21948 309040.00SH       SOLE                309040.00
Lehman Brothers Holdings Inc   COM              524908100     5047 53600.00 SH       SOLE                 53600.00
Lincoln National Corp          COM              534187109    10513 232900.00SH       SOLE                232900.00
McClatchy Company - Class A    COM              579489105      586  7900.00 SH       SOLE                  7900.00
Merck & Co                     COM              589331107      362 11185.00 SH       SOLE                 11185.00
Microsoft Corp                 COM              594918104     1516 62720.00 SH       SOLE                 62720.00
NSTAR                          COM              67019E107      263  4850.00 SH       SOLE                  4850.00
Nationwide Health Pptys Inc    COM              638620104      202 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1907 75950.00 SH       SOLE                 75950.00
Newell Rubbermaid Inc          COM              651229106      975 44450.00 SH       SOLE                 44450.00
Patterson-UTI Energy, Inc.     COM              703481101    11154 445800.00SH       SOLE                445800.00
Paychex Inc                    COM              704326107     1815 55300.00 SH       SOLE                 55300.00
Pepsico Inc                    COM              713448108     1684 31750.00 SH       SOLE                 31750.00
Pfizer Inc                     COM              717081103     2698 102716.00SH       SOLE                102716.00
Procter & Gamble               COM              742718109    24658 465240.00SH       SOLE                465240.00
Qualcomm Inc.                  COM              747525103    19277 526275.00SH       SOLE                526275.00
Raytheon Company               COM              755111507     1498 38700.00 SH       SOLE                 38700.00
Rockwell Automation Inc        COM              773903109    23887 421725.00SH       SOLE                421725.00
Sprint Corp                    COM              852061100    22380 983750.00SH       SOLE                983750.00
Staples Inc                    COM              855030102     4172 132750.00SH       SOLE                132750.00
Starbucks Corp                 COM              855244109     4861 94100.00 SH       SOLE                 94100.00
Stryker Corp                   COM              863667101     1652 37025.00 SH       SOLE                 37025.00
Sysco Corp                     COM              871829107     2234 62400.00 SH       SOLE                 62400.00
T Rowe Price Group Inc         COM              74144T108    22472 378450.00SH       SOLE                378450.00
Tidewater Inc                  COM              886423102    20826 535930.00SH       SOLE                535930.00
U S Bancorp                    COM              902973304    16649 577700.00SH       SOLE                577700.00
Unitedhealth Group Inc.        COM              91324P102      238  2500.00 SH       SOLE                  2500.00
Viacom Inc - Class B           COM              925524308     1124 32282.00 SH       SOLE                 32282.00
Weatherford International LTD  COM              G95089101     6594 113800.00SH       SOLE                113800.00
Zimmer Holdings Inc            COM              98956P102    19582 251665.00SH       SOLE                251665.00
eBay, Inc.                     COM              278642103      376 10100.00 SH       SOLE                 10100.00
REPORT SUMMARY			 77 DATA RECORDS			767597	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED